Schedule of investments
Nomura Small Cap Growth Fund
June 30, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.00%♣
Communication Services — 2.23%
EverQuote Class A †	570,517	$ 13,572,599
IMAX †	314,779	12,547,091
		26,119,690
Consumer Discretionary — 7.62%
Boot Barn Holdings †	46,598	7,654,653
Cava Group †	232,606	18,254,919
Covista †	46,297	5,771,384
Kontoor Brands	291,578	24,300,110
Ollie's Bargain Outlet Holdings †	69,067	5,309,871
OneSpaWorld Holdings	545,407	15,402,294
Rush Street Interactive †	419,224	12,467,722
		89,160,953
Consumer Staples — 3.36%
Chefs' Warehouse †	136,922	13,158,204
PriceSmart	133,788	26,134,148
		39,292,352
Energy — 4.53%
APA	330,932	10,778,455
Matador Resources	112,391	5,594,824
Oceaneering International †	390,176	15,809,932
Solaris Energy Infrastructure	162,810	13,099,693
Weatherford International	95,015	7,743,722
		53,026,626
Financials — 8.75%
Affiliated Managers Group	27,723	9,381,463
Axos Financial †	94,221	9,176,183
FirstCash Holdings	114,992	24,875,070
Miami International Holdings †	316,238	11,751,404
Paymentus Holdings Class A †	550,802	13,307,376
Seacoast Banking	550,664	18,309,578
WisdomTree	919,609	15,578,177
		102,379,251
Healthcare — 26.14%
Adaptive Biotechnologies †	1,084,468	23,261,839
Alphatec Holdings †	1,332,292	11,524,326
ANI Pharmaceuticals †	195,005	16,142,514
Artivion †	547,605	12,304,684
Axogen †	308,159	14,233,864
Axsome Therapeutics †	70,202	17,183,343
Celcuity †	138,088	14,446,767
Encompass Health	226,716	22,916,453
Guardant Health †	142,822	21,427,585
HealthEquity †	146,690	13,249,041
Mirum Pharmaceuticals †	234,504	27,453,383
Phathom Pharmaceuticals †	988,514	10,725,377
Protagonist Therapeutics †	95,196	11,669,126
Repligen †	44,807	6,113,467
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Tarsus Pharmaceuticals †	342,284	$ 21,543,355
TransMedics Group †	84,362	5,603,324
Travere Therapeutics †	390,921	22,208,222
Vericel †	406,549	18,087,365
Zymeworks †	600,846	15,706,114
		305,800,149
Industrials — 18.76%
AAON	174,963	22,195,806
AAR †	115,591	16,521,422
Atmus Filtration Technologies	267,723	13,651,196
Construction Partners Class A †	101,235	12,023,681
Enpro	30,826	11,619,244
Everus Construction Group †	118,184	19,612,635
Federal Signal	70,275	9,029,635
Flowserve	120,353	8,925,378
Legence Class A †	139,774	11,912,938
Leonardo DRS	300,209	12,809,918
Loar Holdings †	158,629	12,787,084
Saia †	26,283	11,069,348
SPX Technologies †	71,956	17,641,452
Standex International	44,783	16,017,536
Willdan Group †	110,093	8,708,356
Xometry Class A †	154,251	14,888,307
		219,413,936
Information Technology — 23.76%
A10 Networks	605,167	22,609,039
ACM Research Class A †	114,250	14,497,183
Adeia	361,573	11,906,599
Advanced Energy Industries	61,739	23,020,621
Agilysys †	222,897	23,292,736
Bel Fuse Class B	52,378	17,443,969
Braze Class A †	716,702	15,545,266
Descartes Systems Group †	79,965	5,536,777
DigitalOcean Holdings †	162,108	25,455,819
D-Wave Quantum †	279,505	6,705,325
JFrog †	95,719	8,698,943
Kulicke & Soffa Industries	98,009	13,109,684
OSI Systems †	78,766	17,226,124
Penguin Solutions †	126,842	9,641,260
Q2 Holdings †	268,416	12,910,810
SailPoint †	879,230	12,871,927
ServiceTitan Class A †	89,517	6,329,747
Silicon Motion Technology ADR	49,700	16,566,501
Synaptics †	116,907	14,523,357
		277,891,687
NQ- IV002 [0626] 0826 (5831246)    1

Schedule of investments
Nomura Small Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Materials — 3.85%
Element Solutions	312,687	$ 14,930,804
Knife River †	261,415	21,867,365
Minerals Technologies	111,053	8,214,591
		45,012,760
Total Common Stocks (cost $881,030,199)		1,158,097,404

Short-Term Investments — 1.20%
Money Market Mutual Funds — 1.20%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	3,515,697	3,515,697
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	3,515,699	3,515,699
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	3,515,699	3,515,699
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	3,515,699	3,515,699
Total Short-Term Investments (cost $14,062,794)		14,062,794

Total Value of Securities—100.20% (cost $895,092,993)		1,172,160,198
Liabilities Net of Receivables and Other Assets—(0.20%)		(2,281,392)
Net Assets Applicable to 64,557,841 Shares Outstanding—100.00%		$1,169,878,806

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV002 [0626] 0826 (5831246)